Contract balances (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Balance as at April 1	₨ 26,536	₨ 52,581
Transfers from unbilled revenue recognised at the beginning of the year to receivables	₨ 26,536	₨ 52,581